Fair Value Measurements - Summary of Assets Measured at Fair Value on a Recurring Basis (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Assets:
Cash and marketable securities held in Trust Account	$ 202,034,396	$ 202,029,414
Fair Value, Recurring | Level 1
Assets:
Cash and marketable securities held in Trust Account	202,034,396	202,029,414
Fair Value, Recurring | Level 2
Liabilities:
Warrant liability	$ 1,427,330	$ 2,338,677